Accounts payable, accrued expenses, and tenant security deposits (Tables)	12 Months Ended
Dec. 31, 2011
Accounts payable, accrued expenses, and tenant security deposits
Summary of components of accounts payable, accrued expenses, and tenant security deposits

	December 31,
	2011	2010
Accounts payable and accrued expenses	$86,419	$71,954
Accrued construction	37,016	33,466
Acquired above and below market leases	17,921	27,266
Conditional asset retirement obligations	10,215	10,323
Deferred rent liability	30,493	27,905
Interest rate hedge liabilities	32,980	44,645
Prepaid rent and tenant security deposits	103,486	79,909
Other liabilities	6,863	8,789
Total	$325,393	$304,257